RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)				2 Months Ended	7 Months Ended
	Sep. 05, 2025	Sep. 03, 2025	May 21, 2025	May 21, 2025	Sep. 30, 2025	Mar. 28, 2025	Dec. 31, 2024
Sponsor | Unsecured promissory note
RELATED PARTY TRANSACTIONS
Aggregate principal amount					$ 151,636	$ 250,000
Outstanding borrowing paid	$ 151,636		$ 10,420
Administrative Services Agreement | Sponsor
RELATED PARTY TRANSACTIONS
Monthly expenses		$ 30,000
Related Party Loans
RELATED PARTY TRANSACTIONS
Exercise price			$ 0.09	$ 0.09	$ 0.09
Loans outstanding			$ 0	$ 0	$ 0		$ 0
Related Party Loans | Maximum
RELATED PARTY TRANSACTIONS
Loan amount converted into warrants				$ 1,500,000	$ 1,500,000